Share Capital Authorized	12 Months Ended
Dec. 31, 2023
Disclosure of Share capital Authorized [Abstract]
Share Capital Authorized
NOTE 23. SHARE CAPITAL AUTHORIZED
The Company is authorized to issue an unlimited number of common shares. Share capital comprises only one class of ordinary shares. The ordinary shares carry a voting right and a right to a dividend.
Issued and Outstanding

	2023		2022
December 31,	Number of common shares	Common share capital	Number of common shares	Common share capital
Opening balance	123,739,020	$589,827	89,678,845	$375,524
Issued on Acquisition (Note 6)	-	-	34,013,055	213,942
Exercise of stock options	217,845	1,771	47,120	361
Closing balance	123,956,865	$591,598	123,739,020	$589,827
As a result of the Transaction on October 13, 2022, Enerflex acquired all issued and outstanding Exterran common stock in exchange for 1.021 Enerflex common shares. Enerflex issued 34,013,055 Enerflex common shares with a fair value of $214 million, based on the October 12, 2022 closing share price of $6.29.
Total dividends declared in the year were $12 million, or $0.10 per share (December 31, 2022 – $10 million, or $0.10 per share).